LOSS PER SHARE - Computation of basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
LOSS PER SHARE
Net loss attributable to Class A and Class B ordinary shareholders	¥ (456,533)	$ (69,967)	¥ (499,606)	¥ (380,091)
Weighted average number of Class A and Class B ordinary shares-basic and diluted	164,786,631	164,786,631	163,671,577	99,451,210
Net loss per Class A and Class B share-basic and diluted | (per share)	¥ (2.77)	$ (0.42)	¥ (3.05)	¥ (3.82)